Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Restricted Net Assets
Restricted net assets	¥ 20,097,175		¥ 18,833,015
Statutory reserves	758,472	$ 103,911	444,585
Statutory surplus reserve
Restricted Net Assets
Statutory reserves	¥ 758,472		¥ 444,585
PRC
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
PRC | Foreign invested enterprise | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Domestic enterprise | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%